Commitments and Contingencies - Summary of Conditional Debt Assumption and Principal and Interest Repayment Contingencies (Detail) ₩ in Millions	Dec. 31, 2024 KRW (₩)
Disclosure of contingent liabilities [line items]
Balance of loans	₩ 992,040
Maintenance projects [Member] | Debt repayment contingencies [member]
Disclosure of contingent liabilities [line items]
Contract amount	9,904,615
Contingency amount	4,010,141
Balance of loans	2,088,579
Other projects [Member] | Debt repayment contingencies [member]
Disclosure of contingent liabilities [line items]
Contract amount	6,921,795
Contingency amount	2,788,107
Balance of loans	₩ 1,314,376